Intangibles	6 Months Ended
Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangibles	Intangibles
Maintenance rights and lease premium, net
Maintenance rights and lease premium, net consisted of the following as of June 30, 2023 and December 31, 2022:

	June 30, 2023	December 31, 2022
Maintenance rights	$2,254,960	$2,540,286
Lease premium, net	722,769	824,167
	$2,977,729	$3,364,453
Movements in maintenance rights during the six months ended June 30, 2023 and 2022 were as follows:

	Six Months Ended June 30,
	2023	2022
Maintenance rights at beginning of period	$2,540,286	$3,292,007
EOL and MR contract maintenance rights expense	(140,686)	(166,512)	(a)
MR contract maintenance rights write-off due to maintenance liability release	(16,594)	(242,142)	(a)
EOL contract maintenance rights write-off due to cash received	(57,541)	(65,506)
EOL and MR contract maintenance rights write-off due to sale of aircraft	(70,505)	(2,333)
Maintenance rights at end of period	$2,254,960	$2,815,514

(a)EOL and MR contract maintenance rights expense and MR contract maintenance rights write-off due to maintenance liability release for the six months ended June 30, 2022 included amounts related to the Ukraine Conflict. Refer to Note 18—Net charges related to Ukraine Conflict for further details.
The following tables present details of lease premium assets and related accumulated amortization as of June 30, 2023 and December 31, 2022:

	June 30, 2023
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$1,018,409	$(295,640)	$722,769

	December 31, 2022
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$1,044,915	$(220,748)	$824,167
Lease premium assets that are fully amortized are removed from the gross carrying amount and accumulated amortization columns in the tables above.
During the three and six months ended June 30, 2023, we recorded amortization expense for lease premium assets of $44.2 million and $90.4 million, respectively. During the three and six months ended June 30, 2022, we recorded amortization expense for lease premium assets of $56.5 million and $118.3 million, respectively
Other intangibles
Other intangibles consisted of the following as of June 30, 2023 and December 31, 2022:

	June 30, 2023	December 31, 2022
Customer relationships, net	$166,647	$177,235
Other intangible assets	7,517	7,975
	$174,164	$185,210
The following tables present details of customer relationships and related accumulated amortization as of June 30, 2023 and December 31, 2022:

	June 30, 2023
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(193,353)	$166,647

	December 31, 2022
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(182,765)	$177,235
During the three months ended June 30, 2023 and 2022, we recorded amortization expense for customer relationships of $5.3 million. During the six months ended June 30, 2023 and 2022, we recorded amortization expense for customer relationships of $10.6 million.